Note 10 - Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 10 Premises and Equipment

A summary of premises and equipment at December 31, 2015 and 2014 is as follows:

(Dollars in thousands)	2015	2014
Land	$2,021	1,978
Office buildings and improvements	8,930	8,526
Furniture and equipment	12,714	12,049
	23,665	22,553
Accumulated depreciation	(16,196)	(15,571)
	$7,469	6,982